Income Tax - Schedule of Reconciliation of the Federal Income Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of The Federal Income Tax Rate [Abstract]
Statutory federal income tax rate			21.00%	21.00%	21.00%	21.00%
Valuation allowance					(20.90%)	(20.70%)
Income tax provision	28.74%	0.00%	28.88%	0.00%	0.10%	0.30%